Fair value measurements - Schedule of carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Liabilities:
Deposits received at banks		¥ 14,392
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	3,192,000	2,687,000
Time deposits	[1]	0
Deposits with stock exchanges and other segregated cash	[1]	0
Loans receivable	[1],[2]	0
Securities purchased under agreements to resell	[1]	0
Securities borrowed	[1]	0
Total Assets	[1]	3,192,000	2,687,000
Liabilities:
Short-term borrowings	[1]	0
Deposits received at banks	[1]	0
Securities sold under agreements to repurchase	[1]	0
Securities loaned	[1]	0
Other secured borrowings	[1]	0
Long-term borrowings	[1]	2,000	12,000
Total Liabilities	[1]	2,000	12,000
Level 2 [Member]
Assets:
Cash and cash equivalents	[1]	0
Time deposits	[1]	309,000	290,000
Deposits with stock exchanges and other segregated cash	[1]	374,000	285,000
Loans receivable	[1],[2]	2,201,000	1,941,000
Securities purchased under agreements to resell	[1]	12,362,000	13,162,000
Securities borrowed	[1]	3,529,000	4,111,000
Total Assets	[1]	18,775,000	19,789,000
Liabilities:
Short-term borrowings	[1]	1,458,000	811,000
Deposits received at banks	[1]	1,275,000	1,393,000
Securities sold under agreements to repurchase	[1]	16,349,000	15,037,000
Securities loaned	[1]	962,000	1,230,000
Other secured borrowings	[1]	718,000
Long-term borrowings	[1]	7,263,000	7,353,000
Total Liabilities	[1]	28,025,000	25,824,000
Level 3 [Member]
Assets:
Cash and cash equivalents	[1]	0
Time deposits	[1]	0
Deposits with stock exchanges and other segregated cash	[1]	0
Loans receivable	[1],[2]	641,000	600,000
Securities purchased under agreements to resell	[1]	15,000	33,000
Securities borrowed	[1]	0
Total Assets	[1]	656,000	633,000
Liabilities:
Short-term borrowings	[1]	29,000	30,000
Deposits received at banks	[1]	1,000
Securities sold under agreements to repurchase	[1]	0
Securities loaned	[1]	0
Other secured borrowings	[1]	0
Long-term borrowings	[1]	468,000	566,000
Total Liabilities	[1]	498,000	596,000
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	3,192,000	2,687,000
Time deposits	[1]	309,000	290,000
Deposits with stock exchanges and other segregated cash	[1]	374,000	285,000
Loans receivable	[1],[2]	2,848,000	2,542,000
Securities purchased under agreements to resell	[1]	12,377,000	13,195,000
Securities borrowed	[1]	3,530,000	4,112,000
Total Assets	[1]	22,630,000	23,111,000
Liabilities:
Short-term borrowings	[1]	1,487,000	841,000
Deposits received at banks	[1]	1,276,000	1,393,000
Securities sold under agreements to repurchase	[1]	16,349,000	15,037,000
Securities loaned	[1]	961,000	1,230,000
Other secured borrowings	[1]	718,000
Long-term borrowings	[1]	7,776,000	7,916,000
Total Liabilities	[1]	28,567,000	26,417,000
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	3,192,000	2,687,000
Time deposits	[1]	309,000	290,000
Deposits with stock exchanges and other segregated cash	[1]	374,000	285,000
Loans receivable	[1],[2]	2,842,000	2,541,000
Securities purchased under agreements to resell	[1]	12,377,000	13,195,000
Securities borrowed	[1]	3,529,000	4,111,000
Total Assets	[1]	22,623,000	23,109,000
Liabilities:
Short-term borrowings	[1]	1,487,000	841,000
Deposits received at banks	[1]	1,276,000	1,393,000
Securities sold under agreements to repurchase	[1]	16,349,000	15,037,000
Securities loaned	[1]	962,000	1,230,000
Other secured borrowings	[1]	718,000
Long-term borrowings	[1]	7,733,000	7,931,000
Total Liabilities	[1]	¥ 28,525,000	¥ 26,432,000

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.